3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Investments, All Other Investments [Abstract]
Schedule fo fair value for liabilities measured on a recurring basis
	Fair Value at March 31, 2017

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Senior Secured Debt	$—	$—	$(847)	$(847)

Total long-term liabilities at fair value	$—	$—	$(847)	$(847)

	Fair Value at December 31, 2016

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	$—	$—	$(114)	$(114)
Warrants issued in connection with Senior Secured Debt	—	—	(1,306)	(1,306)

Total long-term liabilities at fair value	$—	$—	$(1,420)	$(1,420)

	Fair Value at December 31, 2016

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	—	—	(114)	(114)
Warrants issued in connection with Senior Secured Debt	—	—	(1,306)	(1,306)
Total long-term liabilities at fair value	$—	$—	$(1,420)	$(1,420)

	Fair Value at December 31, 2015

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with the issuance of Series C preferred stock	$—	$—	$(1,145)	$(1,145)
Warrants issued in connection with the issuance of Series B preferred stock	—	—	(1,461)	(1,461)
Total long-term liabilities at fair value	$—	$—	$(2,606)	$(2,606)

Summary of changes to Level 3 instruments

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Series C Warrants	Series B Warrants	Senior Secured Debt	Distributor Debt	Total
Balance, December 31, 2016	$—	$—	$(1,306)	$(114)	$(1,420)
Warrants issued during the period	—	—	(55)	—	(55)
Change in fair value during the period	—	—	628	—	628

Balance, March 31, 2017	$—	$—	$(733)	$(114)	$(847)

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Series C Warrants	Series B Warrants	Senior Secured Debt	Distributor Debt	Total
Balance, December 31, 2015	$(1,145)	$(1,461)	$—	$—	$(2,606)
Warrants issued during the period	—	—	(377)	(114)	(491)
Change in fair value during the period	1,145	1,461	(929)	—	1,677
Balance, December 31, 2016	$—	$—	$1,306	$(114)	$(1,420)